Taxes on income - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Gross [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Other	$ 2,661	$ 4,410
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Compensation	3,275	2,023
Deferred Tax Asset, Intangible Assets	857	991
Deferred Tax Assets, Goodwill	1,647	2,851
Deferred Tax Assets, Deferred Income	2,563	2,167
Deferred Tax Assets, Operating Loss Carryforwards	0	1,826
Deferred Tax Assets, Operating Lease Liability	2,732	2,094
Deferred Tax Assets, Issuance Costs	0	675
Deferred Tax Assets, Investments	13	189
Deferred Tax Assets, Derivative Instruments	0	52
Deferred Tax Assets, Property, Plant and Equipment	39	0
Deferred Tax Assets, Other	749	765
Deferred Tax Assets, Gross, Total	14,536	18,043
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Deferred Expense	3,066	1,946
Deferred Tax Liability, Intangible Assets	337	497
Deferred Tax Liability, Goodwill	445	237
Deferred Tax Liabilities, Property, Plant and Equipment	874	777
Deferred Tax Liabilities, Leasing Arrangements	2,652	2,022
Deferred Tax Liabilities, Derivatives	119	0
Deferred Tax Liabilities, Other	4	53
Deferred Tax Liabilities, Gross, Total	7,512	5,532
Deferred Tax Assets, Net, Total	7,024	12,511
Deferred Tax Liabilities, Investments	$ 15	$ 0